SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 14:-	SHAREHOLDERS' EQUITY

a.	Composition of share capital of the Company:

	December 31,
	2023		2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.01 par value each	250,000,000	42,255,336	250,000,000	49,426,711

b.	Ordinary shares:

The ordinary shares of the Company confer upon the holders the right to receive notices of and to participate and vote in general meetings of the Company, rights to receive dividends and rights to participate in distribution of assets upon liquidation.

c.	Share-based compensation:

The 2024 Share Incentive Plan (the “2024 Plan”) was adopted by our board of directors and became effective on June 1, 2024. 1,787,022 ordinary shares reserved for issuance were transferred from the 2014 Share Incentive Plan to the 2024 Plan.

The maximum aggregate number of shares that may be issued pursuant to awards under this 2024 Plan is the sum of (a) 1,786,992 ordinary shares, plus (b) on January 1 of each calendar year commencing in 2025, a number of ordinary shares equal to the lesser of: (i) an amount determined by the Board, if so determined prior to the January 1 of the calendar year in which the increase will occur, (ii) 4% of the total number of ordinary shares of the Company outstanding on December 31 of the immediately preceding calendar year, and (iii) 4,000,000 ordinary shares.

On January 1, 2021, the Company’s ESPP became effective. The ESPP enables eligible employees of the Company and its designated subsidiaries to elect to have payroll deductions made during a six-month offering period in an amount not exceeding 15% of the gross base compensation which the employees receive. The applicable purchase price will be no less than 85% of the lesser of the fair market value of the Company’s ordinary shares on the first day or the last day of the purchase period. The total number of ordinary shares initially reserved under the ESPP as of January 1, 2021 was 125,000 shares (the “ESPP Share Pool”). On January 1 of each year between 2022 and 2026, the ESPP Share Pool will be increased by a number of ordinary shares equal to the lower of (i) 1,000,000 ordinary shares, (ii) 1% of the Company’s outstanding ordinary shares on December 31 of the immediately preceding calendar year, and (iii) a lesser number of ordinary shares determined by the Company’s board of directors.

Under the 2024 Plan, options, restricted stock units (“RSUs”), performance share units (“PSUs”) and other share-based awards may be granted to employees, officers, non-employee consultants and directors of the Company.

Under the 2024 Plan and ESPP, as of December 31, 2024, an aggregate number of 1,650,364 ordinary shares were reserved for future grant. Any share under the 2024 Plan underlying an award that is cancelled, terminated or forfeited for any reason without having been exercised will automatically be available for grant under the 2024 Plan.

The total share-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2022, 2023 and 2024 is comprised as follows:

	Year ended December 31,
	2022	2023	2024

Cost of revenues	$15,060	$17,612	$21,724
Research and development	27,102	29,458	34,953
Sales and marketing	51,099	58,790	67,924
General and administrative	27,560	34,241	44,165

Total share-based compensation expense	$120,821	$140,101	$168,766

The total unrecognized compensation cost amounted to $352,891 as of December 31, 2024 and is expected to be recognized over a weighted average period of 2.59 years.

d.	Options granted to employees:

There were no options granted during the year ended December 31, 2024.

A summary of the activity in options granted to employees for the year ended December 31, 2024 is as follows:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2023	244,787	$78.85	4.24	$34,320

Exercised	119,120	$69.76		$25,031
Forfeited	2,249	$147.9		$319
Expired	34	$51.86		$7

Balance as of December 31, 2024	123,384	$86.37	3.69	$30,449

Exercisable as of December 31, 2024	117,648	$83.23	3.5	$29,403

The expected volatility of the Company's ordinary shares is based on the Company's historical volatility. The expected option term represents the period of time that options granted are expected to be outstanding, based upon historical experience.

The Company has historically not paid dividends and has no foreseeable plans to pay dividends and, therefore, uses an expected dividend yield of zero in the option pricing model. The risk-free interest rate is based on the yield of U.S. treasury bonds with equivalent terms.

The following tables sets forth the parameters used in computation of the options and ESPP compensation to employees for the years ended December 31, 2022, 2023 and 2024:

	Year ended December 31,
Options	2022	2023	2024

Expected volatility	46%-50%	51%	-
Expected dividends	0%	0%	-
Expected term (in years)	3.73-3.76	3.77-3.78	-
Risk free rate	1.67%-4.40%	3.58%-3.97%	-

	Year ended December 31,
ESPP	2022	2023	2024

Expected volatility	55.67%-64.20%	39.46%-44.12%	28.23%-29.27%
Expected dividends	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Risk free rate	2.15%-4.65%	5.33%-5.44%	4.43%-5.39%

A summary of options data for the years ended December 31, 2022, 2023 and 2024, is as follows:

	Year ended December 31,
	2022	2023	2024

Weighted-average grant date fair value of options granted	$39.69	$62.25	$-
Total intrinsic value of the options exercised	$30,031	$22,935	$25, 031

The aggregate intrinsic value is calculated as the difference between the per-share exercise price and the fair value of an ordinary share for each share subject to an option multiplied by the number of shares subject to options at the date of exercise.

e.	A summary of RSU and PSU activity for the year ended December 31, 2024 is as follows:

	Amount of RSUs and PSUs	Weighted average grant date fair value

Unvested as of December 31, 2023	2,639,337	$136.15

Granted	1,122,240	246.78
Vested	1,015,487	130.44
Forfeited	117,308	152.82

Unvested as of December 31, 2024	2,628,782	$184.84

The total fair value of RSUs and PSUs vested (based on fair value of the Company's ordinary shares at vesting date) during the years ended December 31, 2022, 2023 and 2024 was $117,812, $135,873 and $257,379, respectively.

The amount of unvested PSU as of December 31, 2024 is 382,140.